Supplement to the
Fidelity® Nasdaq Composite Index® Fund
January 29, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

The following information supplements similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Thomas Brussard, Jr. is assistant portfolio manager of the fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

EIF-16-01 1.791563.128	September 2, 2016

Supplement to the
Fidelity® Nasdaq Composite Index® Tracking Stock
January 29, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

The following information supplements similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Thomas Brussard, Jr. is assistant portfolio manager of the fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

ETF-16-01 1.790427.124	September 2, 2016

Supplement to the
Fidelity® Series 100 Index Fund
January 29, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Thomas Brussard, Jr. is assistant portfolio manager of the fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

HUN-16-01 1.857358.114	September 2, 2016

Supplement to the
Fidelity® Series 100 Index Fund
Class F
January 29, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Thomas Brussard, Jr. is assistant portfolio manager of the fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

HUN-F-16-01 1.9857682.102	September 2, 2016